Share-Based Payments - Summary of Weighted Average Remaining Contractual Lives and Exercise Prices of Options Outstanding (Detail) pure in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average contractual life Years	2 years 1 month 28 days	2 years 4 months 24 days
Number of share options	2,728	2,981	2,978
5-10 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average contractual life Years	2 years 3 months 14 days	2 years 6 months 7 days
Number of share options	2,553	2,697
>10 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average contractual life Years	3 months 14 days	1 year 2 months 26 days
Number of share options	175	284